Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2017	$ 2,166	$ 2,181	$ 96	$ (111)
Statement [LineItems]
Net and comprehensive loss	(305)			(305)
Share-based compensation	7		7
Issued on exercise of options		4	(4)
Ending balance (Previously stated [member]) at Dec. 31, 2018	1,868	2,185	99	(416)
Ending balance (As restated [member]) at Dec. 31, 2018	1,875	2,185	99	(409)
Ending balance at Dec. 31, 2018	1,868
Statement [LineItems]
Net and comprehensive loss	(788)			(788)
Share-based compensation	5		5
Issued on exercise of options		2	(2)
Ending balance at Dec. 31, 2019	$ 1,092	$ 2,187	$ 102	$ (1,197)